Share-based compensation expenses (Tables)	12 Months Ended
Dec. 31, 2021
Share-based compensation expenses
Schedule of share-based compensation expenses included in each of the relevant accounts

	For the Year
	Ended
	December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Cost of operation	935	(186)	218	34
Sales and marketing expenses	8,549	295	(543)	(85)
Research and development expenses	16,063	(1,999)	2,250	353
General and administrative expenses	(19,157)	(2,439)	15,432	2,422
Total	6,390	(4,329)	17,357	2,724

Global Share Plan
Share-based compensation expenses
Schedule of activities of share options

		Weighted	Aggregate	Weighted average
		average	intrinsic	remaining
	Number of	exercise prices	Value	contractual
	shares	US$/Share	US$	years
Outstanding as of January 1, 2019	18,699,431	0.20	38,480	6.42
Granted during the year	19,340	0.56	—	—
Forfeited during the year	(427,014)	0.52	—	—
Exercised during the year	(10,011,528)	0.13	—	—
Outstanding as of December 31, 2019	8,280,229	0.25	2,829	6.54
Forfeited during the year	(111,244)	0.50	—	—
Exercised during the year	(663,508)	0.33	—	—
Outstanding as of December 31, 2020	7,505,477	0.28	176	5.53
Forfeited during the year	(45,227)	0.29	—	—
Exercised during the year	—	—	—	—
Outstanding as of December 31, 2021	7,460,250	0.24	26	4.52

Schedule of fair values of the options granted in relation to the share based compensation expenses attributable to the Platform Business

	For the Year
	Ended
	December 31,
	2018	2019
	US$	US$
Weighted average grant date fair value of option per share	2.46	0.86
Aggregate grant date fair value of options granted	4,776	17

Schedule of estimated fair value of binomial option-pricing model

	For the Year
	Ended
	December 31,
	2018	2019
Risk-free interest rate per annum	2.40% ~ 3.05%	1.78% ~ 2.60%
Expected term (in years)	10	10
Expected volatility	53% ~ 54%	51% ~ 58%
Expected dividends yield	—	—

2017 Share Incentive Plan
Share-based compensation expenses
Schedule of activities of share options

		Weighted	Aggregate	Weighted average
		average	intrinsic	remaining
	Number of	exercise prices	Value	contractual
	shares	US$/Share	US$	years
Outstanding as of of January 1, 2019	15,888,593	0.01	35,644	9.27
Granted during the year	7,183,239	0.01	—	—
Forfeited during the year	(1,337,432)	0.01	—	—
Exercised during the year	(4,344,515)	0.01	—	—
Outstanding as of December 31, 2019	17,389,885	0.01	10,190	8.92
Granted during the year	3,863,034	0.01	—	—
Forfeited during the year	(2,044,547)	0.01	—	—
Exercised during the year	(275,315)	0.01	—	—
Outstanding as of December 31, 2020	18,933,057	0.01	2,688	8.25
Granted during the year	8,210,850	0.01	—	—
Forfeited during the year	(1,655,252)	0.01	—	—
Exercised during the year	(50,000)	0.01	—	—
Outstanding as of December 31, 2021	25,438,655	0.01	1,056	8.05